                              AIM TAX-EXEMPT FUNDS

                            AIM TAX-EXEMPT CASH FUND
                         AIM TAX-FREE INTERMEDIATE FUND
                    AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
                         AIM HIGH INCOME MUNICIPAL FUND

                     Supplement dated August 4, 2000 to the
            Statement of Additional Information dated July 28, 2000


The following replaces in its entirely the table appearing under the heading "MANAGEMENT -- TRUSTEES AND OFFICERS" on page 28, 29 and 30 of the Statement of Additional Information:


     ======================================= ======================= =================================================
                                                 POSITION HELD               PRINCIPAL OCCUPATION
                                                                              DURING AT LEAST THE
             "NAME, ADDRESS AND AGE              WITH REGISTRANT                PAST 5 YEARS
     --------------------------------------- ----------------------- -------------------------------------------------
     *CHARLES T. BAUER (81)                       Trustee and        Director and Chairman A I M Management Group
                                                    Chairman         Inc., A I M Advisors, Inc., A I M Capital
                                                                     Management, Inc., A I M Distributors, Inc.
                                                                     A I M Fund Services, Inc., and Fund Management
                                                                     Company; and Executive Vice Chairman and
                                                                     Director, AMVESCAP PLC.
     --------------------------------------- ----------------------- -------------------------------------------------
     BRUCE L. CROCKETT (56)                         Trustee          Director, ACE Limited (insurance company).
     906 Frome Lane                                                  Formerly, Director, President and Chief
     McLean, VA 22102                                                Executive Officer, COMSAT Corporation and
                                                                     Chairman, Board of Governors of INTELSAT
                                                                     (international communications company).
     --------------------------------------- ----------------------- -------------------------------------------------
     OWEN DALY II (75)                              Trustee          Formerly, Director, Cortland Trust Inc.
     Six Blythewood Road                                             (investment company), CF & I Steel Corp.,
     Baltimore, MD   21210                                           Monumental Life Insurance Company and
                                                                     Monumental General Insurance Company; and
                                                                     Chairman of the Board of Equitable
                                                                     Bancorporation.
     --------------------------------------- ----------------------- -------------------------------------------------
     EDWARD K. DUNN, JR. (65)                       Trustee          Chairman of the Board of Directors, Mercantile
     2 Hopkins Plaza, 8th Floor, Suite 805                           Mortgage Corp.  Formerly, Vice Chairman of the
     Baltimore, MD 21201                                             Board of Directors, President and Chief
                                                                     Operating Officer, Mercantile - Safe Deposit &
                                                                     Trust Co.; and President, Mercantile Bankshares.
     --------------------------------------- ----------------------- -------------------------------------------------

-------------------
     * A trustee who is an "interested person" of AIM and the Trust as defined in the 1940 Act. Mr. Bauer has notified the Board that he intends to retire from his position as an officer and trustee of the Funds effective September 30, 2000. The Board does not presently intend to fill the vacancy that will result from Mr. Bauer's retirement. Effective September 30, 2000, Mr. Graham will succeed Mr. Bauer as Chairman of the Board.


     ======================================= ======================= ============================================================
                                                 POSITION HELD               PRINCIPAL OCCUPATION
                                                                              DURING AT LEAST THE
             "NAME, ADDRESS AND AGE              WITH REGISTRANT                PAST 5 YEARS
     --------------------------------------- ----------------------- ------------------------------------------------------------
     JACK FIELDS (48)                               Trustee          Chief Executive Officer, Texana Global Inc.
     34 New Jersey Avenue, S.E.                                      (foreign trading company) and Twenty First
     Washington, D.C. 20003                                          Century Group, Inc. (governmental affairs
                                                                     company).   Formerly, Member of the U.S. House
                                                                     of Representatives.
     --------------------------------------- ----------------------- ------------------------------------------------------------
     **CARL FRISCHLING (63)                         Trustee          Partner, Kramer Levin Naftalis & Frankel LLP
     919 Third Avenue                                                (law firm).
     New York, NY  10022
     --------------------------------------- ----------------------- ------------------------------------------------------------
     *ROBERT H. GRAHAM  (53)                 Trustee and President   Director, President and Chief Executive
                                                                     Officer, A I M Management Group Inc.; Director
                                                                     and President, A I M Advisors, Inc.; Director
                                                                     and Senior Vice President, A I M Capital
                                                                     Management, Inc., A I M Distributors, Inc.,
                                                                     A I M Fund Services, Inc. and Fund Management
                                                                     Company; and Director and Chief Executive
                                                                     Officer, Managed Products, AMVESCAP PLC.
     --------------------------------------- ----------------------- ------------------------------------------------------------
     PREMA MATHAI-DAVIS (49)                        Trustee          Formerly, Chief Executive Officer, YWCA of
     170 East 83rd Street                                            the USA.
     New York, NY 10028
     --------------------------------------- ----------------------- -----------------------------------------------------------
     LEWIS F. PENNOCK  (57)                         Trustee          Partner, Pennock & Cooper (law firm).
     6363 Woodway, Suite 825
     Houston, TX  77057
     --------------------------------------- ----------------------- ----------------------- -----------------------------------
     LOUIS S. SKLAR (60)                            Trustee          Executive Vice President, Development and
     The Williams Tower, 50th Floor                                  Operations, Hines Interests Limited Partnership
     2800 Post Oak Blvd.                                             (real estate development).
     Houston, TX  77056
     --------------------------------------- ----------------------- -----------------------------------------------------------
     GARY T. CRUM  (52)                      Senior Vice President   Director and President, A I M Capital
                                                                     Management, Inc.; Director and Executive
                                                                     Vice President, A I M Management Group Inc.;
                                                                     Director and Senior Vice President,
                                                                     A I M Advisors, Inc.; and Director, A I M
                                                                     Distributors, Inc. and  AMVESCAP PLC.
     --------------------------------------- ----------------------  -----------------------------------------------------------

-------------------
     * A trustee who is an "interested person" of AIM and the Trust as defined in the 1940 Act. Mr. Bauer has notified the Board that he intends to retire from his position as an officer and trustee of the Funds effective September 30, 2000. The Board does not presently intend to fill the vacancy that will result from Mr. Bauer's retirement. Effective September 30, 2000, Mr. Graham will succeed Mr. Bauer as Chairman of the Board.

     ** A trustee who is an "interested person" of the Trust as defined in the 1940 Act.


     ======================================= ======================= ===================================================
                                                 POSITION HELD               PRINCIPAL OCCUPATION
                                                                              DURING AT LEAST THE
             "NAME, ADDRESS AND AGE              WITH REGISTRANT                PAST 5 YEARS
     ---------------------------------------- ----------------------- --------------------------------------------------
     CAROL F. RELIHAN  (45)                   Senior Vice President   Director, Senior Vice President, General
                                                 and Secretary        Counsel and Secretary, A I M Advisors, Inc.;
                                                                      Senior Vice President, General Counsel and
                                                                      Secretary, A I M Management Group Inc.;
                                                                      Director, Vice President and General Counsel,
                                                                      Fund Management Company; Vice President, and
                                                                      General Counsel, A I M Fund Services, Inc. and
                                                                      Vice President,  A I M Capital Management, Inc.
                                                                      and A I M Distributors, Inc.
     ---------------------------------------- ----------------------- --------------------------------------------------
     DANA R. SUTTON  (41)                      Vice President and     Vice President and Fund Controller,
                                                   Treasurer          A I M Advisors, Inc.; and Assistant Vice
                                                                      President and Assistant Treasurer, Fund
                                                                      Management Company.
     ---------------------------------------- ----------------------- --------------------------------------------------
     STUART W. COCO (45)                          Vice President      Senior Vice President, A I M Capital
                                                                      Management, Inc. and Vice President,
                                                                      A I M Advisors, Inc.
     ---------------------------------------- ----------------------- --------------------------------------------------
     MELVILLE B. COX  (56)                        Vice President      Vice President and Chief Compliance Officer,
                                                                      A I M Advisors, Inc., A I M Capital Management,
                                                                      Inc., A I M Distributors, Inc.,  A I M Fund
                                                                      Services, Inc. and Fund Management Company.
     ---------------------------------------- ----------------------- --------------------------------------------------
     KAREN DUNN KELLEY (40)                       Vice President      Senior Vice President, A I M Capital
                                                                      Management, Inc. and Vice President,
                                                                      A I M Advisors, Inc."
     ======================================== ======================= ==================================================